Feb. 05, 2025
AdvisorShares Pure US Cannabis ETF [Member] | AdvisorShares Pure US Cannabis ETF
AdvisorShares Pure US Cannabis ETF
The following replaces the table under Fund Fees and Expenses in the Prospectus and Summary Prospectus for the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AdvisorShares Pure US Cannabis ETF [Member] AdvisorShares Pure US Cannabis ETF AdvisorShares Pure US Cannabis ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Pure US Cannabis ETF [Member] AdvisorShares Pure US Cannabis ETF AdvisorShares Pure US Cannabis ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.02%	[1]
OTHER EXPENSES	0.14%
ACQUIRED FUND FEES AND EXPENSES	0.03%	[2]
TOTAL ANNUAL OPERATING EXPENSES	0.79%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.02%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.77%
[1]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”)for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund in which it invested.

The following replaces the Expense table in the Prospectus and Summary Prospectus for the Fund:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AdvisorShares Pure US Cannabis ETF [Member] | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | USD ($)	79	250	437	976

Supplement dated February 5, 2025 to the Summary Prospectus and Prospectus dated November 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with those documents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.